Income Taxes - Unrecognized tax benefits rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance of unrecognized tax benefits	$ 1,903	$ 1,903
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	0	0
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(1,804)	0
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	0	0
Unrecognized Tax Benefits, Increase Resulting from Settlements with Taxing Authorities	0	0
Ending balance of unrecognized tax benefits	$ 99	$ 1,903